Description of Organization and Business Operations (Details Narrative)	Dec. 31, 2025 $ / shares shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized | shares	100
Common stock, par value | $ / shares	$ 0.0001